New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Tel: (212) 576-4276 E-Mail: alyssa_r_rodriguez@newyorklife.com www.newyorklife.com
Alyssa Rodriguez Assistant General Counsel
VIA EDGAR
May 1, 2025
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
Corporate Sponsored Variable Universal Life Separate Account-I
File No. 333-48300 and 811-07697
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 45 on Form N-6 that was filed by the Registrant on April 14, 2025 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 14, 2025.
If you have any questions regarding the foregoing, please contact the undersigned at phone number (212) 576-4276.
Very truly yours,
/s/ Alyssa Rodriguez Alyssa Rodriguez Assistant General Counsel